Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investments
Book amount - beginning of the year	€ 7,044	€ 3,511
Additions and subscriptions	2,992	120
Divestments and reimbursements	(22)	(151)
Share of profit of equity-accounted investments	161	409
Share of loss of equity-accounted investments	(184)	(430)
Deduction for dividends	(1,138)	(50)
Change in the scope of consolidation	1	3,448
Currency translation differences	86	81
Other changes	73	143
Book amount - end of the year	9,035	7,044
Investments in unconsolidated entities controlled by Eni
Investments
Book amount - beginning of the year	95	116
Additions and subscriptions	6
Divestments and reimbursements	(5)	(33)
Share of profit of equity-accounted investments	6	8
Share of loss of equity-accounted investments	(10)	(5)
Deduction for dividends	(4)	(6)
Change in the scope of consolidation	1
Currency translation differences	2	2
Other changes	(5)	13
Book amount - end of the year	86	95
Joint ventures
Investments
Book amount - beginning of the year	5,497	2,332
Additions and subscriptions	76	28
Divestments and reimbursements		(3)
Share of profit of equity-accounted investments	80	16
Share of loss of equity-accounted investments	(157)	(415)
Deduction for dividends	(1,073)	(19)
Change in the scope of consolidation		3,448
Currency translation differences	67	25
Other changes	80	119
Book amount - end of the year	4,592	5,497
Associates
Investments
Book amount - beginning of the year	1,452	1,063
Additions and subscriptions	2,910	92
Divestments and reimbursements	(17)	(115)
Share of profit of equity-accounted investments	75	385
Share of loss of equity-accounted investments	(17)	(10)
Deduction for dividends	(61)	(25)
Currency translation differences	17	54
Other changes	(2)	11
Book amount - end of the year	4,357	1,452
Changes in accounting policies (IFRS 9 and 15)
Investments
Book amount - beginning of the year		(37)
Changes in accounting policies (IFRS 9 and 15) | Joint ventures
Investments
Book amount - beginning of the year		(34)
Changes in accounting policies (IFRS 9 and 15) | Associates
Investments
Book amount - beginning of the year		(3)
Changes in accounting policies (IAS 28)
Investments
Book amount - beginning of the year	22
Book amount - end of the year		22
Changes in accounting policies (IAS 28) | Joint ventures
Investments
Book amount - beginning of the year	22
Book amount - end of the year		22
After initial application
Investments
Book amount - beginning of the year	7,066	3,474
Book amount - end of the year		7,066
After initial application | Investments in unconsolidated entities controlled by Eni
Investments
Book amount - beginning of the year	95	116
Book amount - end of the year		95
After initial application | Joint ventures
Investments
Book amount - beginning of the year	5,519	2,298
Book amount - end of the year		5,519
After initial application | Associates
Investments
Book amount - beginning of the year	€ 1,452	1,060
Book amount - end of the year		€ 1,452